Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value $ in Thousands	Dec. 31, 2013 USD ($)
Liabilities
Preferred stock warrant liabilities	$ 624
Total liabilities	624
Fair Value, Inputs, Level 3 [Member]
Liabilities
Preferred stock warrant liabilities	624
Total liabilities	$ 624